Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 103,046	$ 106,606
Total accumulated amortization	(71,601)	(70,345)
Subtotal	31,445	36,261
Goodwill	5,601	6,783
Net intangible assets including goodwill	37,046	43,044
Total amortization expense	11,822	11,580	$ 11,310
Estimated aggregate amortization expense for 2021	12,581
Estimated aggregate amortization expense for 2022	8,017
Estimated aggregate amortization expense for 2023	2,714
Estimated aggregate amortization expense for 2024	1,768
Estimated aggregate amortization expense for 2025	1,739
Estimated aggregate amortization expense for 2026 and thereafter	4,626
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	3,196	4,124
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,276	1,585
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,047	988
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	82	86
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	69,999	75,224
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	14,223	16,146
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	16,884	13,296
Letter of credit fees
Finite-Lived Intangible Assets [Line Items]
Total cost	940	940
Others
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 1,000	$ 1,000